Share capital	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Share capital
4.5 Share capital
The share capital amounts to CHF 33.7 million and is divided into 303,507,746 registered shares with a nominal value of CHF 0.10 each (the "Class A Shares") and in 334,916,680 registered voting rights shares with a nominal value of CHF 0.01 each (the "Class B Shares"). The share capital is paid in at 100%.

	Class A Shares	Class B Shares

Shares issued and outstanding as of January 1, 2025	289,296,343	345,437,500
Sale of treasury shares related to share-based compensation	2,701,197	—
Purchase of treasury shares	(1,907)	—
Conversion of Class B shares to Class A shares(3)	1,052,082	(10,520,820)
Shares issued and outstanding as of June 30, 2025(1)	293,047,715	334,916,680

Awards granted under various incentive plans not yet exercised or distributed as of June 30, 2025(2)	3,371,878	—
Awards granted under various incentive plans with dilutive effects as of June 30, 2025	2,931,537	10,731,061
(1)    As of June 30, 2025 there were 10,460,031 treasury shares held by On (December 31, 2024: 13,159,321).
(2)    These awards require little or no further consideration to be exercised, and as such, have been included in the weighted average number of ordinary shares outstanding used to calculate basic EPS at June 30, 2025.
(3) As announced on Form 6-K filed with the SEC on May 23, 2025, 10,520,820 of Class B Shares were converted into 1,052,082 Class A Ordinary Shares.